Share capital (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Share Capital Details 2Abstract
Stock-based compensation pertaining to general and administrative	$ 728,438	$ 1,694,624	$ 1,688,822	$ 3,153,598
Stock-based compensation pertaining to research and development	442,259	611,249	1,402,644	2,034,623
Total	$ 1,170,697	$ 2,305,873	$ 3,091,466	$ 5,188,221